Other Receivables (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Other Receivables [Abstract]
Value added tax	₪ 464		₪ 624
Receivables for participation in R&D expenses	1,294		2,781
Prepaid expenses	1,717		131
Other	68		32
Total other receivables	₪ 3,543	$ 1,022	₪ 3,568